Lease Liability (Details)		12 Months Ended
	Jan. 01, 2025 USD ($)	Dec. 31, 2025 MXN ($)
Lease Agreement [Member]
Lease Liability [Line Items]
Monthly rent	$ 12,000
Lease term	2 years
Lease Agreement [Member]
Lease Liability [Line Items]
Lease term		10 years
Lease payment		$ 6,500
Lease Agreements One [Member]
Lease Liability [Line Items]
Lease term		10 years
Lease payment		$ 4,000
Lease Agreements Two [Member]
Lease Liability [Line Items]
Lease term		5 years
Lease payment		$ 5,000